Income Taxes Expenses	12 Months Ended
Dec. 31, 2019
Income Taxes Expenses
Income Taxes Expenses

11. Income Taxes Expenses

For the years ended December 31, 2017, 2018 and 2019, income tax expense were US$800, US$220 and US$1,714, respectively.

Cayman Islands

CooTek (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, CooTek (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

USA

TouchPal, Inc. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. TouchPal, Inc. is also subject to state income tax in California. TouchPal, Inc. has no taxable income for all periods presented, therefore, no provision for income taxes is required.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries domiciled in Hong Kong has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Group are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25% with the exception of Chu Le. Chu Le is a foreign‑invested enterprise established in June, 2012 located in Shanghai, China. Chu Le obtained the High and New Technology Enterprise (“HNTE”) certificate in 2017 , valid for a period of 3 years from 2017 to 2019. For the year ended December 31, 2019, Chu Le was eligible for a preferential tax rate of 15%.

(Loss) Income before income taxes consists of:

	As of December 31,
	2017	2018	2019
	US$	US$	US$
PRC	(19,040,701)	15,175,153	(16,601,650)
HK	(4,831,278)	(2,396,163)	(14,046,405)
US	(40,430)	(337,157)	(2,744,517)
Cayman	252,296	(2,294,148)	(3,451,775)
	(23,660,113)	10,147,685	(36,844,347)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group has no deferred tax liabilities. The Group’s deferred tax assets were as follows:

	As of December 31,
	2017	2018	2019
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	18,939,915	17,044,260	18,196,880
Accrued expenses	3,128,537	2,496,850	3,833,970
Advertising fees	4,456,190	5,876,863	10,854,554
Deferred subsidies	7,425	71,705	70,193
Provision for doubtful accounts	216,415	214,327	515,870
Depreciation difference of property, plant and equipment	—	—	109,385
Impairment loss	—	—	82,505
Total deferred tax assets	26,748,482	25,704,005	33,663,357
Valuation allowance on deferred tax assets	(26,748,482	(25,704,005)	(33,663,357)
Net deferred tax assets	—	—	—

As of December 31, 2019, the PRC Companies had tax loss carry forwards amounted to US$51,274,123, of which US$2,129,293,  US$6,897,407,  US$15,123,101,  US$822,050, US$9,169,755,  US$17,132,517 will expire in 2020, 2021, 2022, 2023, 2024 and thereafter, respectively. As of December 31, 2019, the Hong Kong Companies had tax loss carry forwards of US$22,089,444, which can be offset in the future without anytime restriction.

The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2018 and 2019, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.

The changes in valuation allowance are as follows:

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Balance at the beginning of the year	19,130,278	26,748,482	25,704,005
Movement	7,257,873	(567,897)	8,051,215
Tax loss carry forwards expired	(398,718)	(423,517)	(91,863)
Exchange difference effect	759,049	(53,063)	—
Balance at the end of the year	26,748,482	25,704,005	33,663,357

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non‑resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million, equivalent to US$14,334, is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to the calendar year of 2019, the Group is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under the tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely.

Aggregate accumulated deficit of the Group's subsidiaries and VIEs located in the PRC was approximately US$94,847,639, US$79,285,723 and US$93, 453,672 as of December 31, 2017, 2018 and 2019, respectively. Aggregate accumulated deficit of the Group's subsidiaries located in Hong Kong was approximately US$5,932,444, US$11,801,220 and US$27,463,453 as of December 31, 2017, 2018 and 2019, respectively. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Group as of December 31, 2017, 2018 and 2019.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the years
	ended
	December 31,
	2017	2018	2019
Statutory income tax rate	25%	25%	25%
Valuation allowance	(27)%	(11)%	(26)%
Additional tax deduction	5%	(25)%	6%
Effect of different tax rate of subsidiary operation in other jurisdiction	(3)%	8%	(5)%
Expired tax loss	—	4%	—
Others	—	(1)%	—
Effective tax rate	—	—	—